Condensed Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 51,695	$ 44,348	$ 1,333,930
Accounts receivable	1,329,547	153,407	173,047
Factor receivables, net of allowance for sales discounts of $13,000 at June 30, 2018, December 31, 2017 and 2016, respectively	1,493,916	1,663,398	1,238,912
Inventory	127,904	98,672	175,677
Prepaid assets	47,000	52,500	85,000
Total Current Assets	3,050,062	2,012,325	3,006,566
Property and equipment, net	282,904	344,919	394,620
Security deposit	36,014	44,567	13,332
Total Assets	3,368,980	2,401,811	3,414,518
Current Liabilities
Accounts payable	3,159,833	2,331,224	371,532
Accrued liabilities	894,857	731,191	219,450
Accrued payroll taxes	821,596	469,271	117,167
Accrued interest	427,755	699,576	92,467
Accrued litigation	1,192,488
Other current liabilities	70,649	86,873
Advance from officer	400,000	400,000
Loan payable - Factor	1,139,981	1,078,941	1,244,129
Note payable, net of debt discount of $12,505 at June 30, 2018	101,495
Note payable, net of debt discount and debt issuance cost of $413,320 at June 30, 2018, $835,854 at December 31, 2017 and $0 at December 31, 2016, respectively	5,886,890	4,864,146
Total Current Liabilities	14,095,544	10,661,222	2,044,745
Note payable, net of debt discount and debt issuance cost of $0 and $1,900,058 at December 31, 2017 and 2016, respectively			3,799,942
Total Liabilities	14,095,544	10,661,222	5,844,687
Commitments and contingencies (Note 9)
Class B Convertible Preferred Stock, $0.0001 par value, 5,000,000 shares authorized; 412,875 shares and 198,875 shares issued and outstanding, net of discount of $532,623 and $196,758 at June 30, 2018 and December 31, 2017, 2016 respectively (liquidation preference of $4,954,500 and $2,024,125 as of June 30,2018 and December 31, 2017, 2016)	2,528,243	1,490,013	1,490,013
Stockholders' Deficit
Common stock, $0.0001 par value, 100,000,000 shares authorized; 3,679,500 and 3,679,500 shares issued and outstanding at June 30, 2018 and December 31, 2017 and 2016	368	368	368
Additional paid in capital	2,334,755	1,711,197	1,598,982
Accumulated deficit	(15,589,930)	(11,460,989)	(5,519,532)
Total Stockholders' Deficit	(13,254,807)	(9,749,424)	(3,920,182)
Total Liabilities, Convertible Preferred Stock and Stockholders' Deficit	$ 3,368,980	$ 2,401,811	$ 3,414,518